Variable interest entity (“VIE”) (Tables)	12 Months Ended
May 31, 2023
Variable interest entity [Abstract]
Schedule of Carrying Amounts of the VIE’s Consolidated Assets and Liabilities	The carrying amounts of the VIE’s consolidated assets and liabilities as of May 31, 2023 and May 31, 2022 are as follows:
	May 31,	May 31,
	2023	2022

Current assets	$1,121,824	$543,438
Non-current assets	582,856	515,876
Total assets	1,704,680	1,059,314
Total liabilities	1,334,404	747,522
Net assets	$370,276	$311,792

Schedule of Consolidated Operating Results of the VIE	The summarized consolidated operating results of the VIE for the years ended May 31, 2023 and 2022 are as follows:
	Year Ended May 31,	Year Ended May 31,
	2023	2022

Revenues	$3,789,710	$2,925,896
Cost of revenues	3,429,516	2,681,079
Gross profit	360,194	244,817
Operating expenses	412,917	267,027
Income / (loss) from operations	(52,723)	(22,210)
Other income /(loss), net	176,818	84,040
(Provision) for income taxes	(51,712)	(23,019)
Net income	$72,383	$38,811

Schedule of Consolidated Statements of Cash Flow of VIE	The summarized consolidated statements of cash flows of the VIE for the years ended May 31, 2023 and 2022 are as follows:
	Year Ended May 31,	Year Ended May 31,
	2023	2022

Net cash (used in) provided by operating activities	$(43,615)	$269,596
Net cash used in investing activities	(87,932)	(143,555)
Net cash provided by (used in) financing activities	57,784	(98,199)
Effect of exchange rate changes on cash	385	(5,503)
Net (decrease) increase in cash	(73,378)	22,339
Cash, beginning	115,270	92,931
Cash, ending	$41,892	$115,270